Property, Equipment and Software, net	12 Months Ended
Dec. 31, 2022
Property, Equipment and Software, net
Property, Equipment and Software, net

8.    Property, Equipment and Software, net

Property, equipment and software consist of the following:

	As of December 31,
	2021	2022
	US$	US$
Cost:
Leasehold improvements	3,092	3,389
Computers and electronic equipment	8,539	7,513
Office equipment	437	229
Software	612	726
Construction in progress	—	59
Total cost	12,680	11,916
Less: Accumulated depreciation and amortization	(5,875)	(8,089)
Total property, equipment and software, net	6,805	3,827

Depreciation expense was US$1,662, US$3,369, and US$3,443 for the years ended December 31, 2020, 2021 and 2022, respectively.